UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

(ACADIAN LOGO)

ACADIAN EMERGING MARKETS PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2008

                                                    INVESTMENT ADVISER:
                                                    ACADIAN ASSET MANAGEMENT LLC

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    5
Statement of Assets and Liabilities .......................................   17
Statement of Operations ...................................................   18
Statement of Changes in Net Assets ........................................   19
Financial Highlights ......................................................   20
Notes to Financial Statements .............................................   21
Report of Independent Registered Public Accounting Firm ...................   31
Disclosure of Portfolio Expenses ..........................................   32
Trustees and Officers of The Advisors' Inner Circle Fund ..................   34
Approval of Investment Advisory Agreement .................................   42
Notice to Shareholders ....................................................   45

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 2007 to October 31, 2008, focusing on the portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the twelve months ended October 31, 2008, the Acadian Emerging Markets Portfolio returned -61.74%, versus -56.42% for the IFC Investable Index, a widely followed emerging markets benchmark.

ECONOMIC AND MARKET CONDITIONS

Emerging equity markets fell steeply over the period as the global economic crisis deepened. Some markets held up quite well in the first half of the period, bolstered in part by high commodity prices, but as oil prices began to fall in the third quarter of 2008, the emerging asset class saw broad-based declines. September and October were particularly difficult months amid a stronger U.S. dollar, bleak macroeconomic data, heightened recession anxiety and ongoing turmoil in the world's financial systems. In an environment of extreme risk aversion, many investors pulled out of equities and sought the perceived safety of government debt and other highly liquid investments.

Emerging equity markets, as measured by the IFC index, fell 56.42% in USD terms over the year, with all regions posting significant declines. In Latin America, Brazil and Mexico were both down approximately 50%. Brazil was hurt by a pullback in metals prices, a key export, while Mexico struggled with higher interest rates and lower remittances from workers abroad. The decline in the Europe/Middle East/Africa region was in part driven by Russia, which fell close to 50% as investors reacted to the aggression against neighboring Georgia. Turkey posted a loss of approximately 68% as positive reaction to renewed political stability was offset by tepid domestic activity and waning business sentiment. Asian emerging markets saw the Chinese market juggernaut begin to lose steam, hampered by tighter monetary conditions, climbing inflation and slower growth. China was down over 68% for the year. Another high-flying Asian market, India, saw a similar decline as inflation and higher borrowing costs eroded consumer spending. Korea, Taiwan and Thailand were down in the 50-60% range for the year.

INVESTMENT STRATEGY USED DURING THE PERIOD

Acadian continues to pursue its highly structured and disciplined approach to the emerging markets, using a database of information on over 60 emerging markets and over 6,000 stocks. Our emerging markets process incorporates both country selection and a variety of factors at the stock level. As a result, the portfolio was invested in 20 emerging equity

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

markets, with benchmark-relative overweightings in such markets as Taiwan, Korea, Turkey, Brazil, Poland and Thailand. The Portfolio was underweighted in China, India, Russia, Chile and South Africa.

The resulting portfolio had very attractive valuation characteristics, with a price/book ratio, price/sales ratio and price/earnings ratio all lower than the benchmark index. The Portfolio also held stocks that were on average somewhat smaller in capitalization size than those in the IFC index. Materials, energy and telecoms were significant active sector exposures over the year.

COMMENTARY ON THE FUND'S INVESTMENT PERFORMANCE

The Portfolio trailed the benchmark for the period, with most of the loss coming from active stock selection. Country and sector allocations were also slightly negative for return but losses here were relatively contained. Specific investments impacting performance included the following:

HELPED PORTFOLIO

-    Market underweight in China

-    Market underweight in Russia

-    Stock selection in Brazil (offset by the market overweighting)

-    Overweight in Thailand (offset by stock selection)

- Positioning and stock selection in telecoms, capital equipment and durables sectors

HURT PORTFOLIO

-    Stock selection and a market overweight in Korea

-    Stock selection in Poland

-    Stock selection in Taiwan

-    Stock selection in Indonesia

-    Overweight in Turkey

-    Underweight in staples

- Positioning and stock selection in finance, materials, technology and energy sectors

CURRENT OUTLOOK

The past year has been turbulent for most asset classes, not just emerging markets. In fact, the recent crisis has been driven not by emerging markets but by financial problems arising in the developed world, underscoring the fact that risks in industrialized countries can be unexpectedly high. In other words, the current negative situation should be viewed as global, rather than arising from issues inherent in emerging markets specifically.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

Overall, we believe the emerging markets will weather this period. The larger markets are in relatively good shape with regard to their sources of long-term growth and other strengths, particularly the accumulation of large foreign currency reserves. The more vulnerable ones have opportunities for assistance from the IMF, the World Bank and other sources. While this assistance is not unlimited, it should provide support through the immediate turmoil. Meanwhile, stronger productivity growth in emerging markets bodes well for continued economic growth and renewed currency appreciation over the longer term.

One favorable result of the recent turmoil is that emerging markets have reached extraordinarily attractive valuation levels. On several key measures, including price/earnings and price to cash earnings, we are now at levels not seen in over 20 years -- and this includes the periods of the Mexican, Asian, and Russian crises of the 1990s.

While we certainly could see further financial market distress over the near term, emerging markets appear to be priced for a far greater global economic downturn than seems plausible to occur. We believe a continued emerging markets allocation made now will ultimately see strong rewards.

We hope this information has been helpful.

SINCERELY,


/s/ BRIAN K. WOLAHAN
BRIAN K. WOLAHAN
SENIOR VICE PRESIDENT

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET CONDITIONS AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

The IFC INVESTABLE INDEX is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor's calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company's corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

Growth of a $100,000 Investment

   AVERAGE ANNUAL TOTAL RETURN*
FOR PERIOD ENDED OCTOBER 31, 2008

 1 Year   5 Years   10 Years
-------   -------   --------
-61.74%    10.71%    13.68%

                              (PERFORMANCE GRAPH)

              ACADIAN EMERGING   IFC INVESTABLE
             MARKETS PORTFOLIO       INDEX
             -----------------   --------------
10/31/98         $100,000           $100,000
1999              141,489            143,195
2000              134,136            128,749
2001              116,165            101,573
2002              138,386            114,755
2003              216,752            170,751
2004              285,136            208,060
2005              385,714            279,828
2006              547,882            385,433
2007              942,377            650,477
2008              360,543            283,470

* IF THE ADVISER AND/OR PORTFOLIO'S SERVICE PROVIDERS HAD NOT LIMITED CERTAIN EXPENSES, THE PORTFOLIO'S TOTAL RETURN WOULD HAVE BEEN LOWER.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE PORTFOLIO. THE PORTFOLIO'S PERFORMANCE ASSUMES THE
 REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
   OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE
 PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                (SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.)

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+

                                  (BAR CHART)

Telecommunication Services   17.0%
Energy                       16.8%
Financials                   16.8%
Information Technology       14.3%
Materials                    14.1%
Consumer Discretionary        6.9%
Industrials                   5.2%
Utilities                     4.9%
Consumer Staples              2.1%
Short Term Investment         1.0%
Health Care                   0.9%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 86.4%

                                                      SHARES           VALUE
                                                   ------------   --------------
BRAZIL -- 1.0%
   Brasil Telecom Participacoes ................         24,900   $      523,617
   Cia de Saneamento Basico do Estado de Sao
      Paulo ....................................        194,321        2,227,278
   Cia de Saneamento de Minas Gerais-COPASA ....         28,300          179,188
   EDP - Energias do Brasil ....................         41,900          451,204
   Empresa Brasileira de Aeronautica ...........         93,800          481,204
   Totvs .......................................          8,000          138,651
                                                                  --------------
                                                                       4,001,142
                                                                  --------------
CHINA -- 6.0%
   Bank of China ...............................      9,188,000        2,682,949
   China Citic Bank ............................      3,105,000          959,210
   China Life Insurance, Cl H ..................      1,953,000        5,219,489
   China Merchants Bank ........................      1,085,000        1,662,369
   China Petroleum & Chemical, Cl H ............      7,468,000        4,904,268
   China Telecom, Cl H .........................      4,798,000        1,707,720
   Dongfeng Motor Group, Cl H ..................      2,216,000          627,335
   Industrial & Commercial Bank of China .......     12,054,000        5,671,984
                                                                  --------------
                                                                      23,435,324
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
CZECH REPUBLIC -- 0.6%
   CEZ .........................................         29,332   $    1,285,708
   Komercni Banka ..............................          2,391          364,870
   Telefonica O2 Czech Republic ................         34,982          749,197
                                                                  --------------
                                                                       2,399,775
                                                                  --------------
EGYPT -- 0.5%
   Alexandria Mineral Oils .....................         24,485          244,450
   Commercial International Bank ...............         90,290          455,417
   Egyptian for Mobile Services ................          5,273          103,543
   El Ezz Steel ................................         72,097          119,938
   Sidi Kerir Petrochemicals ...................         64,030          119,195
   Talaat Moustafa Group* ......................        916,496          591,827
   Telecom Egypt ...............................        114,668          275,388
                                                                  --------------
                                                                       1,909,758
                                                                  --------------
HONG KONG -- 4.7%
   China Mobile ................................      1,896,000       16,692,057
   China Pharmaceutical Group ..................        780,000          153,682
   CNOOC .......................................        600,000          492,676
   Kingboard Chemical Holdings .................        419,500          837,458
                                                                  --------------
                                                                      18,175,873
                                                                  --------------
HUNGARY -- 0.6%
   Magyar Telekom Telecommunications ...........         41,263          132,575
   MOL Hungarian Oil and Gas ...................         21,633        1,188,489
   OTP Bank Nyrt ...............................         51,454          865,365
                                                                  --------------
                                                                       2,186,429
                                                                  --------------
INDIA -- 11.3%
   Andhra Bank .................................         82,319           72,679
   Axis Bank ...................................        114,085        1,325,487
   Bank of Baroda ..............................         78,897          388,516
   Bank of India ...............................        277,776        1,381,575
   Bharat Petroleum ............................        106,590          626,588
   Bharti Airtel* ..............................        538,024        7,287,165
   Canara Bank .................................         60,733          209,144
   Chambal Fertilizers & Chemicals .............      1,456,361        1,368,277

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
INDIA -- CONTINUED
   Chennai Petroleum ...........................        112,261   $      280,522
   GAIL India ..................................        276,991        1,232,190
   Grasim Industries ...........................          7,181          152,662
   Great Eastern Shipping ......................        192,524          876,611
   GTL .........................................         58,014          232,001
   Hindustan Petroleum .........................        122,373          478,617
   Hindustan Unilever ..........................        928,866        4,231,284
   ICICI Bank ..................................        229,100        1,908,011
   IDBI Bank ...................................        155,057          188,218
   Idea Cellular* ..............................        361,794          318,911
   IFCI* .......................................      1,747,215          671,068
   Indian Bank .................................         36,190           96,485
   Ispat Industries* ...........................        611,324          150,957
   Kotak Mahindra Bank .........................        138,572          978,048
   LIC Housing Finance .........................         26,698          108,130
   Lupin .......................................          6,829           93,508
   Mahindra & Mahindra .........................         34,458          267,614
   NIIT Technologies ...........................         59,925           79,359
   Oil & Natural Gas ...........................        219,096        3,021,161
   Oriental Bank of Commerce ...................         32,600           82,268
   Piramal Healthcare ..........................         21,572           98,790
   Reliance Communications .....................        640,081        2,927,784
   Reliance Infrastructure .....................        251,457        2,391,712
   Sasken Communications Technologies ..........        131,972          205,087
   Satyam Computer Services ....................        735,750        4,653,024
   SRF .........................................        200,997          320,643
   State Bank of India .........................         60,560        1,390,630
   Sun Pharmaceutical Industries ...............         33,225          771,135
   Tata Steel ..................................        659,120        2,881,700
   Union Bank of India .........................        179,120          462,692
                                                                  --------------
                                                                      44,210,253
                                                                  --------------
INDONESIA -- 1.6%
   Bank Rakyat Indonesia .......................        523,000          161,502
   Bumi Resources (a) ..........................     39,120,500        6,005,111
   Indofood Sukses Makmur ......................      1,759,000          174,597
                                                                  --------------
                                                                       6,341,210
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
ISRAEL -- 1.2%
   Bank Leumi Le-Israel ........................        188,346   $      496,121
   Bezeq Israeli Telecommunication .............        131,885          197,698
   Check Point Software Technologies* ..........         12,561          253,983
   Delek Group .................................            998           65,442
   Elbit Systems ...............................          2,170          104,209
   IDB Holding .................................         11,849          186,697
   Israel ......................................          1,174          556,265
   Israel Chemicals ............................        104,042        1,053,610
   Mizrahi Tefahot Bank ........................         15,660           82,312
   Partner Communications ......................         27,792          511,126
   Teva Pharmaceutical Industries ..............         28,538        1,221,944
                                                                  --------------
                                                                       4,729,407
                                                                  --------------
MALAYSIA -- 0.6%
   Boustead Heavy Industries ...................        702,900          542,941
   Genting .....................................        141,200          182,266
   IOI Properties ..............................          1,000              727
   Kulim Malaysia ..............................        152,400          168,469
   Land & General* .............................      4,920,400          233,570
   Malaysia Building Society ...................      1,089,600          233,537
   Ranhill .....................................      1,219,300          189,630
   Resorts World ...............................        316,800          223,809
   Telekom Malaysia ............................        150,600          142,544
   Tenaga Nasional .............................        243,034          413,325
                                                                  --------------
                                                                       2,330,818
                                                                  --------------
MEXICO -- 3.0%
   Alfa, Cl A, Ser A ...........................        231,600          457,074
   America Movil, Ser L ........................        742,000        1,150,374
   Cemex .......................................        520,700          391,284
   Grupo Financiero Banorte, Cl O, Ser O .......        905,284        1,747,188
   Grupo Financiero Inbursa, Cl O ..............         53,200          144,888
   Grupo Mexico, Ser B .........................      8,505,089        7,238,092
   Mexichem ....................................        638,995          632,782
                                                                  --------------
                                                                      11,761,682
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
PAKISTAN -- 1.0%
   Arif Habib Securities (a) ...................      3,128,750   $    2,353,192
   Attock Refinery (a) .........................        510,600          575,606
   Bank of Punjab* (a) .........................      1,350,437          340,625
   Javed Omer Vohra* (a) .......................      1,094,390          235,270
   National Refinery (a) .......................         82,197          147,280
   Nishat Mills (a) ............................        278,500          132,415
                                                                  --------------
                                                                       3,784,388
                                                                  --------------
PHILIPPINES -- 0.4%
   International Container Term Services .......        949,900          276,552
   Philippine Long Distance Telephone ..........         31,128        1,277,903
                                                                  --------------
                                                                       1,554,455
                                                                  --------------
POLAND -- 2.3%
   Agora .......................................         15,592          110,176
   Bank Millennium .............................         94,015          133,740
   Bank Zachodni WBK ...........................          5,243          231,224
   BRE Bank* ...................................          4,961          334,227
   Getin Holding* ..............................        103,084          214,894
   KGHM Polska Miedz ...........................        397,317        4,410,571
   Polski Koncern Naftowy Orlen ................         21,574          220,014
   Powszechna Kasa Oszczednosci Bank Polski ....        157,238        1,776,639
   Telekomunikacja Polska ......................        185,017        1,398,172
                                                                  --------------
                                                                       8,829,657
                                                                  --------------
RUSSIA -- 4.2%
   LUKOIL ADR ..................................        425,415       16,332,107
   MMC Norilsk Nickel ADR ......................         11,560          116,012
                                                                  --------------
                                                                      16,448,119
                                                                  --------------
SOUTH AFRICA -- 2.3%
   ABSA Group ..................................         45,477          476,434
   African Rainbow Minerals ....................          7,257           74,354
   Aveng .......................................        208,996        1,034,660
   Barloworld ..................................         16,346           95,640

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
SOUTH AFRICA -- CONTINUED
   Exxaro Resources ............................         18,417   $      121,739
   FirstRand ...................................        310,342          451,435
   Group .......................................        234,067        2,631,865
   Mittal Steel South Africa ...................        131,852        1,247,943
   Mondi .......................................         52,950          222,981
   Murray & Roberts Holdings ...................         27,652          187,454
   Sanlam ......................................        129,219          212,343
   Sappi .......................................         14,549           89,811
   Shoprite Holdings ...........................         61,131          323,108
   Standard Bank Group .........................        120,107          954,954
   Steinhoff International Holdings ............         72,532          105,870
   Telkom ......................................         55,421          602,301
   Tiger Brands ................................         12,425          180,367
   Woolworths Holdings .........................         87,869          101,565
                                                                  --------------
                                                                       9,114,824
                                                                  --------------
SOUTH KOREA -- 17.3%
   AtlasBX .....................................         18,336          125,679
   C-motech ....................................         24,519          148,789
   Daesang .....................................        168,870          641,367
   Daou Technology .............................         57,720          131,193
   Dong Wha Pharmaceutical Industrial ..........          8,930          173,927
   Dongbu ......................................         78,740          299,226
   Dongbu Insurance ............................        119,342        1,227,838
   Dongbu Securities ...........................         38,070          132,984
   Dongbu Steel ................................        119,520          591,515
   First Fire & Marine Insurance* ..............         82,590          292,968
   Han Kuk Carbon ..............................         67,620          190,662
   Handsome ....................................         16,900           87,140
   Hankuk Steel Wire ...........................         75,722          134,022
   Hanwha ......................................         67,770        1,073,118
   Hanwha Chemical .............................        117,190          513,860
   Hite Holdings ...............................         14,760          262,417
   HMC Investment Securities ...................         24,060          235,496
   Honam Petrochemical .........................         32,623        1,349,423
   Human & Technology ..........................         80,163           65,003
   Hyundai Department Store ....................          7,800          385,210
   Hyundai H&S .................................         17,404          606,486

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
SOUTH KOREA -- CONTINUED
   Hyundai Heavy Industries ....................         26,113   $    3,486,105
   Hyundai Hysco ...............................         27,320          151,726
   Hyundai Marine & Fire Insurance .............        149,870        1,287,583
   Hyundai Mipo Dockyard .......................         18,328        1,590,129
   Industrial Bank of Korea ....................        220,282        1,279,599
   IS Dongseo ..................................         93,610          472,692
   KB Financial Group* .........................        105,220        2,635,648
   Kia Motors ..................................        337,110        2,869,663
   KISCO* ......................................          7,975          126,102
   Kolon Engineering & Construction ............        112,030          337,506
   Kolon Industries* ...........................         21,040          352,683
   Korea Electric Power ........................         88,150        1,770,039
   Korea Gas ...................................         21,232          807,978
   Korea Kumho Petrochemical ...................          9,760          133,602
   Korea Line ..................................         21,561        1,168,610
   Korea Real Estate Investment Trust* .........        306,747          183,393
   Korea Zinc ..................................          4,028          203,984
   Korean Petrochemical Industries .............         27,209          365,648
   KP Chemical* ................................        134,960          396,557
   KPX Fine Chemical ...........................         15,716          463,738
   KT ..........................................        312,190        8,030,666
   KT Freetel ..................................         21,230          449,873
   KT&G ........................................          3,688          239,202
   KTB Securities* .............................         69,310          151,187
   Kumho Electric ..............................         13,510          185,868
   Kumho Investment Bank .......................        588,190          201,214
   Kyeryong Construction Industrial ............         31,442          290,458
   LG Chemical .................................         48,576        2,979,991
   LG Display ..................................        118,890        2,227,448
   LG Electronics ..............................        138,911       10,480,378
   LG Telecom ..................................        137,690          991,848
   LIG Insurance ...............................        126,270        1,485,859
   Lotte Chilsung Beverage .....................            332          180,657
   Maeil Dairy Industry ........................         27,349          148,997
   Meritz Securities ...........................        324,920          231,022
   Nong Shim ...................................          1,764          289,419
   Poongsan* ...................................         29,690          143,628
   Posco Coated & Color Steel ..................         25,110          335,426

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
SOUTH KOREA -- CONTINUED
   S&T Dynamics ................................         56,380   $      324,654
   Samsung SDI .................................         10,260          582,147
   Seah Besteel ................................         12,700          195,156
   SK Telecom ..................................         40,401        6,479,915
   STX Pan Ocean ...............................         66,000           35,989
   Sungwoo Hitech ..............................            788            2,810
   Telechips ...................................         17,334           97,901
   Thinkware Systems* ..........................         49,330          389,280
   TS ..........................................          9,320          433,344
   Youngone ....................................        298,880        1,211,872
                                                                  --------------
                                                                      67,547,517
                                                                  --------------
TAIWAN -- 19.1%
   Ability Enterprise ..........................        235,000          177,551
   Altek .......................................        200,045          198,621
   Asia Optical ................................        108,000          141,943
   Asia Polymer ................................        433,000          172,601
   Asustek Computer ............................      1,717,000        2,460,285
   AU Optronics ................................     14,538,073       10,155,308
   Chi Mei Optoelectronics .....................      3,692,300        1,358,851
   Chia Hsin Cement* ...........................      2,428,539          757,263
   China Development Financial Holding .........      1,543,000          303,382
   China General Plastics* .....................      1,466,000          220,953
   China Life Insurance* .......................      5,236,710        1,808,256
   China Petrochemical Development* ............      2,188,840          392,771
   China Steel .................................      4,512,000        3,259,803
   Chinatrust Financial Holding ................      2,604,000          744,131
   Chung Hung Steel ............................      1,452,000          455,177
   Chunghwa Picture Tubes ......................     29,634,000        3,003,424
   Chunghwa Telecom ............................      3,362,150        5,564,898
   CMC Magnetics* ..............................        956,000          131,353
   Compal Electronics ..........................     10,563,077        7,584,405
   Coretronic ..................................        259,000          165,950
   Eastern Media International .................        164,629           18,578
   Evergreen Marine Taiwan .....................      1,552,000          797,789
   Far Eastern Textile .........................      6,037,564        3,505,580
   Far EasTone Telecommunications ..............        690,821          732,280
   Feng Hsin Iron & Steel ......................        415,560          291,657

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
TAIWAN -- CONTINUED
   First Financial Holding .....................      1,372,272   $      647,430
   Gamania Digital Entertainment ...............        316,160          138,462
   Giant Manufacturing .........................        270,500          654,380
   Gigabyte Technology .........................        358,000          126,090
   Great Wall Enterprise .......................        176,000          108,090
   Greatek Electronics .........................        168,000          104,703
   Hannstar Board ..............................        221,000           98,406
   HannStar Display ............................     16,846,430        3,068,083
   HON HAI Precision Industry ..................        487,000        1,175,915
   Hung Sheng Construction .....................      2,135,000          460,682
   Inventec ....................................        631,607          198,025
   KGI Securities ..............................      2,005,000          464,929
   King Yuan Electronics .......................        543,000          144,470
   Lead Data* ..................................        515,000           34,170
   Li Peng Enterprise* .........................        103,000           10,820
   Lite-On Technology ..........................        491,000          306,694
   Macronix International ......................      6,280,392        1,753,088
   Mega Financial Holding ......................      2,230,000          617,164
   Micro-Star International ....................      1,353,237          565,363
   Mitac International .........................        644,000          238,442
   Polaris Securities ..........................        365,000           81,451
   POU Chen ....................................        482,000          219,790
   Powertech Technology ........................      2,156,319        3,047,357
   President Securities ........................        386,000          106,342
   Qisda .......................................        606,000          146,851
   Quanta Computer .............................      2,470,650        2,601,682
   Quanta Storage ..............................        126,000          102,621
   Radiant Opto-Electronics ....................        283,000          238,265
   Ritek* ......................................      1,225,000          153,827
   Sinon .......................................      3,002,000          816,346
   SinoPac Financial Holdings ..................      2,879,000          610,575
   Sunplus Technology ..........................        453,000          189,933
   Taishin Financial Holdings ..................      2,574,000          384,361
   Taiwan Business Bank* .......................      1,551,000          304,153
   Taiwan Hon Chuan Enterprise .................        157,000          125,818
   Taiwan Mobile ...............................        130,580          180,609
   Taiwan Pulp & Paper* ........................        717,000          139,057
   Taiwan Semiconductor Manufacturing ..........      2,379,000        3,462,891

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
TAIWAN - CONTINUED
   Taiwan Surface Mounting Technology ..........        525,265   $      414,423
   Tatung* .....................................     13,234,000        2,350,311
   Teco Electric and Machinery .................        488,000          117,540
   TSRC ........................................      1,080,000          755,703
   United Microelectronics .....................      3,850,000        1,057,530
   Universal Scientific Industrial .............        686,000          206,138
   USI .........................................      2,502,000          713,917
   Wei Chuan Food* .............................        354,000          168,035
   Winbond Electronics* ........................        917,000           95,410
   Wistron .....................................            303              240
   Yageo .......................................        584,000           90,100
   Yang Ming Marine Transport ..................        868,000          239,391
   Yieh Phui Enterprise ........................        291,100           83,944
                                                                  --------------
                                                                      74,522,827
                                                                  --------------
THAILAND -- 3.5%
   Advanced Info Service .......................        203,600          428,475
   Bangkok Bank ................................        256,600          516,200
   Electricity Generating ......................        302,200          514,186
   Kasikornbank ................................        418,400          608,006
   Precious Shipping ...........................        695,500          155,123
   PTT .........................................      2,103,700        9,665,642
   PTT Exploration & Production ................        357,100          893,169
   Siam Cement .................................         48,600          142,864
   Siam Commercial Bank ........................        310,000          480,419
   Thoresen Thai Agencies ......................        826,200          288,366
                                                                  --------------
                                                                      13,692,450
                                                                  --------------
TURKEY -- 5.2%
   Anadolu Sigorta .............................      2,006,498        1,063,943
   Dogan Sirketler Grubu Holdings ..............      3,070,368        2,427,408
   Eczacibasi Ilac Sanayi ......................      1,296,668        1,019,208
   Eczacibasi Yatirim Holding ..................        133,835          184,185
   Enka Insaat ve Sanayi .......................         44,948          168,868
   Eregli Demir ve Celik Fabrikalari ...........        203,172          627,979
   Gubre Fabrikalari ...........................         21,325          323,611
   Haci Omer Sabanci Holding ...................        197,615          481,231

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
TURKEY -- CONTINUED
   NET Holding* ................................      1,390,555   $      346,440
   Otokar Otobus Karoseri Sanayi ...............         26,620          127,984
   Petkim Petrokimya Holding* ..................         87,754          239,199
   Petrol Ofisi* ...............................        435,216          848,905
   Sekerbank ...................................        350,932          282,159
   Tekstil Bankasi* ............................        340,277          121,050
   Tofas Turk Otomobil Fabrikasi ...............        165,340          193,707
   Trakya Cam Sanayi* ..........................        213,870          140,425
   Tupras Turkiye Petrol Rafine ................         72,682          920,270
   Turk Hava Yollari* ..........................         45,541          141,653
   Turk Sise ve Cam Fabrikalari ................      7,790,411        6,351,518
   Turk Telekomunikasyon* ......................        228,023          483,435
   Turkcell Iletisim Hizmet ....................        349,636        1,759,772
   Turkiye Is Bankasi ..........................        627,295        1,788,215
   Ulker Biskuvi Sanayi ........................         63,595           85,863
                                                                  --------------
                                                                      20,127,028
                                                                  --------------
   TOTAL COMMON STOCK
      (Cost $507,211,323) ......................                     337,102,936
                                                                  --------------
PREFERRED STOCK -- 14.4%
BRAZIL -- 14.4%
   Aracruz Celulose ............................        260,700          320,498
   Banco do Estado do Rio Grande do Sul ........         72,600          168,104
   Banco Itau Holding Financeira ...............        359,400        3,886,842
   Brasil Telecom ..............................         82,300          490,673
   Braskem, Ser A ..............................         89,000          381,717
   Centrais Eletricas Brasileiras, Cl A ........         97,200        1,053,446
   Centrais Eletricas de Santa Catarina,
      Ser B ....................................         60,600          923,690
   Cia Energetica de Minas Gerais ..............        108,200        1,646,728
   Cia Paranaense de Energia, Ser B ............        306,352        3,372,605
   Confab Industrial ...........................         67,500          122,915
   Eletropaulo Metropolitana Eletricidade de
      Sao Paulo ................................        107,000        1,315,432
   Fertilizantes Fosfatados ....................         43,700          227,215
   Gerdau ......................................        337,300        2,148,169
   Investimentos Itau ..........................        875,137        2,794,841

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

PREFERRED STOCK - CONTINUED

                                                      SHARES           VALUE
                                                   ------------   --------------
BRAZIL -- CONTINUED
   Metalurgica Gerdau, Cl A ....................      1,027,823   $    9,182,335
   Petroleo Brasileiro .........................      1,801,200       19,429,684
   Randon Participacoes ........................         41,400          139,869
   Sadia .......................................        388,400          775,472
   Telecomunicacoes de Sao Paulo ...............         11,800          267,227
   Telegraph Norte Leste Participacoes .........         63,700          862,601
   Telemar Norte Leste .........................         82,800        2,083,681
   Universo Online .............................         52,900          153,783
   Usinas Siderurgicas de Minas Gerais, Ser A ..        306,125        3,919,056
   Votorantim Celulose e Papel .................         59,200          582,780
                                                                  --------------
   TOTAL PREFERRED STOCK
      (Cost $69,568,642) .......................                      56,249,363
                                                                  --------------
CASH EQUIVALENT -- 1.0%
   Union Bank of California Diversified Money
      Market Fund, Fiduciary Shares, 0.450% (b)
      (Cost $3,900,401) ........................      3,900,401        3,900,401
                                                                  --------------
TOTAL INVESTMENTS -- 101.8%
      (Cost $580,680,366) ......................                  $  397,252,700
                                                                  ==============

     PERCENTAGES ARE BASED ON NET ASSETS OF $390,412,504.

*    NON-INCOME PRODUCING SECURITY.

(a) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2008, WAS $9,789,499 AND REPRESENTED 2.5% OF NET ASSETS.

(b)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

SER  SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

STATEMENT OF ASSETS AND LIABILITIES

ASSETS
   Investments at value (Cost $580,680,366) ...............       $ 397,252,700
   Foreign currency, at value (Cost $13,722,692) ..........          13,693,432
   Dividends and interest receivable ......................           1,044,054
   Receivable for capital shares sold .....................             823,123
   Reclaim receivable .....................................               8,903
   Receivable for investment securities sold ..............               1,045
                                                                  -------------
   Total Assets ...........................................         412,823,257
                                                                  -------------
   LIABILITIES
   Line of credit payable .................................          20,000,000
   Payable for Investment securities purchased ............             869,003
   Payable for capital shares redeemed ....................             715,959
   Payable to Investment Adviser ..........................             378,791
   Payable due to Administrator ...........................              41,814
   Chief Compliance Officer Fees Payable ..................               3,020
   Payable due to Trustees ................................               2,227
   Accrued foreign capital gains tax on appreciated
      securities ..........................................              10,006
   Accrued expenses .......................................             389,933
                                                                  -------------
   Total Liabilities ......................................          22,410,753
                                                                  -------------
   NET ASSETS .............................................       $ 390,412,504
                                                                  =============
   NET ASSETS CONSIST OF:
   Paid-in Capital ........................................       $ 508,553,377
   Undistributed net investment income ....................          11,491,692
   Accumulated net realized gain on investments and foreign
      currency transactions ...............................          53,903,127
   Net unrealized depreciation on investments .............        (183,427,666)
   Net unrealized depreciation on foreign currencies and
      translation of other assets and liabilities
      denominated in foreign currencies ...................             (98,020)
   Accumulated foreign capital gains tax on appreciated
      securities ..........................................             (10,006)
                                                                  -------------
   NET ASSETS .............................................       $ 390,412,504
                                                                  =============
   INSTITUTIONAL CLASS SHARES:
   Outstanding shares of beneficial interest
      (unlimited authorization -- no par value) ...........          29,872,284

  Net Asset Value Price Per Share ........................       $       13.07
                                                                  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2008

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
   Dividends ..................................................   $  33,393,959
   Interest ...................................................         745,526
   Security Lending Income ....................................         110,274
   Less: Foreign Taxes Withheld ...............................      (4,225,197)
                                                                  -------------
   TOTAL INVESTMENT INCOME ....................................      30,024,562
                                                                  -------------
EXPENSES:
   Investment Advisory Fees ...................................       9,264,545
   Administration Fees ........................................         807,077
   Chief Compliance Officer Fees ..............................          10,608
   Trustees' Fees .............................................           7,999
   Custodian Fees .............................................       1,491,784
   Shareholder Servicing Fees .................................         738,917
   Transfer Agent Fees ........................................         196,352
   Printing Fees ..............................................          61,416
   Legal Fees .................................................          36,419
   Interest Expense ...........................................          32,848
   Filing and Registration Fees ...............................          25,992
   Audit Fees .................................................          21,098
   Other Expenses .............................................          75,598
                                                                  -------------
   TOTAL EXPENSES .............................................      12,770,653
                                                                  -------------
LESS:
   Fees Paid Indirectly -- (See Note 4) .......................         (32,870)
                                                                  -------------
   NET EXPENSES ...............................................      12,737,783
                                                                  -------------
   NET INVESTMENT INCOME ......................................      17,286,779
                                                                  -------------
NET REALIZED GAIN (LOSS) ON:
   Investments ................................................      55,103,514
   Foreign Currency Transactions ..............................      (4,321,481)
                                                                  -------------
NET REALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS ...............................................      50,782,033
                                                                  -------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ................................................    (777,639,121)
   Foreign Capital Gains Tax on Appreciated Securities ........       4,418,389
   Foreign Currency Transactions ..............................        (740,597)
                                                                  -------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) .......    (773,961,329)
                                                                  -------------
   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
      FOREIGN CURRENCY TRANSACTIONS ...........................    (723,179,296)
                                                                  -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $(705,892,517)
                                                                  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                  YEAR ENDED       YEAR ENDED
                                                  OCTOBER 31,      OCTOBER 31,
                                                     2008             2007
                                                --------------   --------------
OPERATIONS:
   Net Investment Income ....................   $   17,286,779   $   15,278,557
   Net Realized Gain on Investments and
      Foreign Currency Transactions .........       50,782,033      242,494,143
   Net Change in Unrealized
      Appreciation/(Depreciation) on
      Investments, Foreign Capital Gains Tax
      on Appreciated Securities and Foreign
      Currency Transactions .................     (773,961,329)     276,430,903
                                                --------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .............     (705,892,517)     534,203,603
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ....................      (16,137,025)     (15,688,561)
   Net Realized Gains .......................     (241,985,889)    (148,256,104)
                                                --------------   --------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS .....     (258,122,914)    (163,944,665)
                                                --------------   --------------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................      175,723,263      149,028,877
   Reinvestment of Distributions ............      220,173,962      138,638,373
   Redemption Fees -- (See Note 2) ..........           54,204           30,639
   Redeemed .................................     (291,650,470)    (245,310,675)
                                                --------------   --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL
      SHARE TRANSACTIONS ....................      104,300,959       42,387,214
                                                --------------   --------------
      TOTAL INCREASE (DECREASE) IN NET
         ASSETS .............................     (859,714,472)     412,646,152
                                                --------------   --------------
NET ASSETS:
   Beginning of Year ........................    1,250,126,976      837,480,824
                                                --------------   --------------
   End of Year (including undistributed net
      investment income of $11,491,692 and
      $14,000,713, respectively) ............   $  390,412,504   $1,250,126,976
                                                ==============   ==============
SHARE TRANSACTIONS:
   Issued ...................................        6,510,893        4,683,715
   Reinvestment of Distributions ............        6,925,795        4,960,483
   Redeemed .................................      (11,903,022)      (8,083,297)
                                                --------------   --------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ....................        1,533,666        1,560,901
                                                ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                YEARS ENDED OCTOBER 31,
                                          ------------------------------------------------------------------
                                            2008           2007           2006          2005          2004
                                          --------      ----------      --------      --------      --------
Net Asset Value, Beginning of Period ..   $  44.11      $    31.28      $  24.35      $  18.50      $  14.11
                                          --------      ----------      --------      --------      --------
Income from Operations
   Net Investment Income* .............       0.53            0.53          0.53          0.44          0.19
   Net Realized and Unrealized
      Gain/(Loss) .....................     (22.44)          18.34          9.04          5.95          4.21
                                          --------      ----------      --------      --------      --------
   Total from Operations ..............     (21.91)          18.87          9.57          6.39          4.40
                                          --------      ----------      --------      --------      --------
Payment by Affiliate ..................         --              --            --            --          0.00**
                                          --------      ----------      --------      --------      --------
Redemption Fees .......................       0.00**          0.00**        0.00**        0.00**        0.04
                                          --------      ----------      --------      --------      --------
Dividends and Distributions:
   Net Investment Income ..............      (0.48)          (0.51)        (0.37)        (0.08)        (0.05)
   Net Realized Gains .................      (8.65)          (5.53)        (2.27)        (0.46)           --
                                          --------      ----------      --------      --------      --------
   Total Dividends and Distributions ..      (9.13)          (6.04)        (2.64)        (0.54)        (0.05)
                                          --------      ----------      --------      --------      --------
Net Asset Value, End of Period ........   $  13.07      $    44.11      $  31.28      $  24.35      $  18.50
                                          ========      ==========      ========      ========      ========
TOTAL RETURN+ .........................     (61.74)%         72.00%        42.04%        35.27%        31.55%
                                          ========      ==========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ........................   $390,413      $1,250,127      $837,481      $703,017      $545,593
Ratio of Expenses to Average Net
   Assets .............................       1.38%(1)        1.39%(1)      1.39%(1)      1.47%(1)      1.60%
Ratio of Net Investment Income to
   Average Net Assets .................       1.87%           1.64%         1.86%         2.01%         1.14%
Portfolio Turnover Rate ...............        102%             59%           40%           54%           94%

*    PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.

**   AMOUNT WAS LESS THAN $0.01 PER SHARE.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. THERE WAS NO EFFECT ON THE TOTAL RETURN OF THE PORTFOLIO RESULTING FROM THE PAYMENT BY AFFILIATE IN 2004.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS FOR YEARS ENDED OCTOBER 31, 2008, OCTOBER 31, 2007, OCTOBER 31, 2006 AND OCTOBER 31, 2005, EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.38%, 1.38%, 1.38% AND 1.46%, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 34 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

As of October 29, 2008, the Portfolio was re-opened to new investors.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates, and could have a material impact on the Portfolio.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

     identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.


     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

     prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser for the Portfolio that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Portfolio's Administrator and may request that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     As of October 31, 2008, the total market value of securities in the Portfolio, valued in accordance with fair valued procedures, was $290,872,688 or 74.5% of net assets.

     As of October 31, 2008, the total market value of securities valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees was $9,789,499.

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

     On November 1, 2007, the Portfolio adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Portfolio's financial statements, and therefore the Portfolio did not record any tax expense in the current period. If the Portfolio were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Portfolio files U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Portfolio's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis at the settlement date.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

     fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of October 31, 2008, the Portfolio had no open forward foreign currency contracts.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2008 and October 31, 2007, there were $54,204 and $30,639, respectively, in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATIVE SERVICES, DISTRIBUTION AGREEMENTS, SHAREHOLDER SERVICING, AND CUSTODIAN AGREEMENT:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management LLC (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits of $32,870 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Acadian Asset Management LLC (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2008, the Portfolio made purchases of $923,705,485 and sales of $1,041,016,401 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. LINE OF CREDIT:

The Portfolio entered into an agreement which enables it to participate in a $20 million unsecured committed revolving line of credit with Union Bank of California, N.A. The proceeds from the borrowings shall be used to finance the Portfolio's short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on its borrowings at the current reference rate. As of October 31, 2008 the Portfolio had $20,000,000 of borrowings outstanding. For the year ended October 31, 2008, the Portfolio had average borrowings of $9,208,108 over a period of 37 days at a weighted average interest rate of 4.61%. Interest accrued on the borrowings during the year were $32,848.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. These differences are due to foreign currency gains and losses, sale of, and mark to market of, passive foreign investment companies (PFIC), and foreign tax withholding reclassifications. Permanent book and tax differences resulted in a reclassification of $(3,658,775) from undistributed net investment income and $3,658,775 to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

         ORDINARY      LONG-TERM
          INCOME     CAPITAL GAIN       TOTAL
       -----------   ------------   ------------
2008   $42,046,897   $216,076,017   $258,122,914
2007   $21,441,758   $142,502,907   $163,944,665

As of October 31, 2008, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income           $  11,728,615
Undistributed Long-Term Capital Gain       72,860,792
Net Unrealized Depreciation              (202,730,280)
                                        -------------
Total Accumulated Losses                $(118,140,873)
                                        =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2008, there were no capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2008, were as follows:

                  AGGREGATED         AGGREGATED
FEDERAL TAX    GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
    COST         APPRECIATION       DEPRECIATION      DEPRECIATION
------------   ----------------   ----------------   --------------
$599,874,952      $14,459,969      $(217,082,221)    $(202,622,252)

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

9. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At October 31, 2008, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

10. OTHER:

At October 31, 2008, 64% of total shares outstanding were held by two record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities pursuant to a securities lending agreement ("Lending Agreement") with Union Bank of California. Unless otherwise agreed, loans of Portfolio securities made pursuant to the Lending Agreement are required at

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

all times to be secured by collateral equal to at least 105% of the current market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Portfolio, as such, the Portfolio is liable for investment losses. The Portfolio receives a fee for its participation in the Lending Agreement based on its lending activity. As of October 31, 2008 there were no securities on loan for the Portfolio.

12. ACCOUNTING PRONOUNCEMENT:

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the FASB issued SFAS No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Acadian Emerging Markets Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Acadian Emerging Markets Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2008

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

                                     BEGINNING     ENDING                 EXPENSES
                                      ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                       VALUE       VALUE       EXPENSE     DURING
                                       5/1/08     10/31/08     RATIOS      PERIOD*
                                     ---------   ---------   ----------   --------
ACADIAN EMERGING MARKETS PORTFOLIO
ACTUAL PORTFOLIO RETURN              $1,000.00   $  426.30      1.38%      $4.95
HYPOTHETICAL 5% RETURN                1,000.00    1,018.20      1.38        7.00

* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366.

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-226-6161. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                                  NUMBER OF
                                          TERM OF                                 PORTFOLIOS
                                        OFFICE AND                             IN THE ADVISORS'
                         POSITION(S)     LENGTH OF                            INNER CIRCLE FUND
    NAME, ADDRESS,        HELD WITH        TIME      PRINCIPAL OCCUPATION(S)     OVERSEEN BY             OTHER DIRECTORSHIPS
        AGE(1)            THE TRUST      SERVED(2)     DURING PAST 5 YEARS       BOARD MEMBER          HELD BY BOARD MEMBER(3)
----------------------  -------------  ------------  -----------------------  -----------------  -----------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER           Chairman    (Since 1991)  Currently performs               34         Trustee of The Advisors' Inner
62 yrs. old              of the Board                various services on                         Circle Fund II, Bishop Street
                         of Trustees                 behalf of SEI                               Funds, SEI Asset Allocation Trust,
                                                     Investments for which                       SEI Daily Income Trust, SEI
                                                     Mr. Nesher is                               Institutional International Trust,
                                                     compensated.                                SEI Institutional Investments
                                                                                                 Trust, SEI Institutional Managed
                                                                                                 Trust, SEI Liquid Asset Trust, SEI
                                                                                                 Tax Exempt Trust, and SEI Alpha
                                                                                                 Strategy Portfolios, L.P., Director
                                                                                                 of SEI Global Master Fund, plc, SEI
                                                                                                 Global Assets Fund, plc, SEI Global
                                                                                                 Investments Fund, plc, SEI
                                                                                                 Investments Global, Limited, SEI
                                                                                                 Investments -- Global Fund
                                                                                                 Services, Limited, SEI Investments
                                                                                                 (Europe), Limited, SEI Investments
                                                                                                 -- Unit Trust Management (UK),
                                                                                                 Limited, SEI Global Nominee Ltd.,
                                                                                                 SEI Opportunity Fund, L.P., SEI
                                                                                                 Structured Credit Fund, L.P., and
                                                                                                 SEI Multi-Strategy Funds plc.

WILLIAM M. DORAN           Trustee     (Since 1992)  Self-employed                    34         Trustee of The Advisors' Inner
1701 Market Street                                   consultant since 2003.                      Circle Fund II, Bishop Street
Philadelphia, PA 19103                               Partner, Morgan, Lewis                      Funds, SEI Asset Allocation Trust,
68 yrs. old                                          & Bockius LLP (law                          SEI Daily Income Trust, SEI
                                                     firm) from 1976 to                          Institutional International Trust,
                                                     2003, counsel to the                        SEI Institutional Investments
                                                     Trust, SEI, SIMC, the                       Trust, SEI Institutional Managed
                                                     Administrator and the                       Trust, SEI Liquid Asset Trust, SEI
                                                     Distributor. Secretary                      Tax Exempt Trust, and SEI Alpha
                                                     of SEI since 1978.                          Strategy Portfolios, L.P., Director
                                                                                                 of SEI since 1974. Director of the
                                                                                                 Distributor since 2003. Director of
                                                                                                 SEI Investments -- Global Fund
                                                                                                 Services, Limited, SEI Investments
                                                                                                 Global, Limited, SEI Investments
                                                                                                 (Europe), Limited, SEI Investments
                                                                                                 (Asia), Limited and SEI Asset Korea
                                                                                                 Co., Ltd.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       34 & 35

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                 NUMBER OF
                                         TERM OF                                 PORTFOLIOS
                                       OFFICE AND                             IN THE ADVISORS'
                         POSITION(S)    LENGTH OF                            INNER CIRCLE FUND
     NAME, ADDRESS,       HELD WITH       TIME      PRINCIPAL OCCUPATION(S)     OVERSEEN BY              OTHER DIRECTORSHIPS
         AGE(1)           THE TRUST     SERVED(2)     DURING PAST 5 YEARS       BOARD MEMBER           HELD BY BOARD MEMBER(3)
-----------------------  -----------  ------------  -----------------------  -----------------  ------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY            Trustee    (Since 1994)  Attorney, sole                   34         Trustee of The Advisors' Inner
77 YRS. OLD                                         practitioner since                          Circle Fund II, Bishop Street Funds,
                                                    1994. Partner, Dechert                      Massachusetts Health and Education
                                                    Price & Rhoads,                             Tax-Exempt Trust, and U.S.
                                                    September 1987-                             Charitable Gift Trust, SEI Asset
                                                    December 1993.                              Allocation Trust, SEI Daily Income
                                                                                                Trust, SEI Institutional
                                                                                                International Trust, SEI
                                                                                                Institutional Investments Trust, SEI
                                                                                                Institutional Managed Trust, SEI
                                                                                                Liquid Asset Trust, SEI Tax Exempt
                                                                                                Trust, and SEI Alpha Strategy
                                                                                                Portfolios, L.P.

GEORGE J. SULLIVAN, JR.    Trustee    (Since 1999)  Self-Employed                    34         Trustee of The Advisors' Inner
65 YRS. OLD                                         Consultant, Newfound                        Circle Fund II, Bishop Street Funds,
                                                    Consultants Inc. since                      State Street Navigator Securities
                                                    April 1997.                                 Lending Trust, SEI Asset Allocation
                                                                                                Trust, SEI Daily Income Trust, SEI
                                                                                                Institutional International Trust,
                                                                                                SEI Institutional Investments Trust,
                                                                                                SEI Institutional Managed Trust, SEI
                                                                                                Liquid Asset Trust, SEI Tax Exempt
                                                                                                Trust, and SEI Alpha Strategy
                                                                                                Portfolios, L.P., Director of SEI
                                                                                                Opportunity Fund, L.P., and SEI
                                                                                                Structured Credit Fund, L.P.

BETTY L. KRIKORIAN         Trustee    (Since 2005)  Vice President                   34         Trustee of The Advisors' Inner
65 YRS. OLD                                         Compliance, AARP                            Circle Fund II and Bishop Street
                                                    Financial Inc. since                        Funds.
                                                    September 2008. Self-
                                                    Employed Legal and
                                                    Financial Services
                                                    Consultant since 2003.
                                                    In-house Counsel, State
                                                    Street Bank Global
                                                    Securities and Cash
                                                    Operations from
                                                    1995 to 2003.

CHARLES E. CARLBOM         Trustee    (Since 2005)  Self-Employed Business           34         Director, Crown Pacific, Inc. and
74 YRS. OLD                                         Consultant, Business                        Trustee of The Advisors' Inner
                                                    Project Inc. since                          Circle Fund II and Bishop Street
                                                    1997. CEO and                               Funds.
                                                    President, United
                                                    Grocers Inc. from
                                                    1997 to 2000.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       36 & 37

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                                                               IN THE
                                                                                              ADVISORS'
                                                 TERM OF                                    INNER CIRCLE
                           POSITION(S)         OFFICE AND                                   FUND OVERSEEN     OTHER DIRECTORSHIPS
   NAME, ADDRESS,           HELD WITH           LENGTH OF       PRINCIPAL OCCUPATION(S)       BY BOARD          HELD BY BOARD
       AGE(1)               THE TRUST        TIME SERVED(2)       DURING PAST 5 YEARS      MEMBER/OFFICER      MEMBER/OFFICER(3)
--------------------  ---------------------  --------------  ----------------------------  --------------  -------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A. JOHNSON          Trustee          (Since 2005)   Private Investor since 1994.       34         Trustee of The Advisors'
66 yrs. old                                                                                                Inner Circle Fund II, and
                                                                                                           Bishop Street Funds, SEI
                                                                                                           Asset Allocation Trust,
                                                                                                           SEI Daily Income Trust,
                                                                                                           SEI Institutional
                                                                                                           International Trust, SEI
                                                                                                           Institutional Investments
                                                                                                           Trust, SEI Institutional
                                                                                                           Managed Trust, SEI Liquid
                                                                                                           Asset Trust, SEI Tax
                                                                                                           Exempt Trust, and SEI
                                                                                                           Alpha Strategy
                                                                                                           Portfolios, L.P.



JOHN K. DARR                 Trustee          (Since 2008)   CEO, Office of Finance, FHL        34         Director of Federal Home
64 yrs. old                                                  Banks from 1992 to 2007.                      Loan Bank of Pittsburgh
                                                                                                           and Manna, Inc. and
                                                                                                           Trustee of The Advisors'
                                                                                                           Inner Circle Fund II and
                                                                                                           Bishop Street Funds.

OFFICERS

PHILIP T. MASTERSON         President         (Since 2008)   Managing Director of SEI           N/A                   N/A
44 yrs. old                                                  Investments since 2006.
                                                             Vice President and
                                                             Assistant Secretary of the
                                                             Administrator from 2004 to
                                                             2006. General Counsel of
                                                             Citco Mutual Fund Services
                                                             from 2003 to 2004. Vice
                                                             President and Associate
                                                             Counsel for the Oppenheimer
                                                             Funds from 2001 to 2003.

MICHAEL LAWSON        Treasurer, Controller   (Since 2005)   Director, SEI Investments,         N/A                   N/A
48 yrs. old            and Chief Financial                   Fund Accounting since July
                             Officer                         2005. Manager, SEI
                                                             Investments, Fund
                                                             Accounting from April 1995
                                                             to February 1998 and
                                                             November 1998 to July 2005.

RUSSELL EMERY            Chief Compliance     (Since 2006)   Director of Investment             N/A                   N/A
45 yrs. old                  Officer                         Product Management and
                                                             Development at SEI
                                                             Investments since February
                                                             2003. Senior Investment
                                                             Analyst, Equity team at SEI
                                                             Investments from March 2000
                                                             to February 2003.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       38 & 39

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                                                                               IN THE
                                                 TERM OF                                      ADVISORS'
                           POSITION(S)         OFFICE AND                                   INNER CIRCLE      OTHER DIRECTORSHIPS
   NAME, ADDRESS,           HELD WITH           LENGTH OF       PRINCIPAL OCCUPATION(S)     FUND OVERSEEN           HELD BY
       AGE(1)               THE TRUST          TIME SERVED        DURING PAST 5 YEARS        BY OFFICER             OFFICER
--------------------  ---------------------  --------------  ----------------------------  --------------  -------------------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO           Vice President      (Since 2007)   Corporate Counsel of SEI           N/A                   N/A
35 yrs. old               and Secretary                      since 2007; Associate
                                                             Counsel, ICMA Retirement
                                                             Corporation 2004- 2007;
                                                             Federal Investigator, U.S.
                                                             Department of Labor
                                                             2002-2004; U.S. Securities
                                                             and Exchange
                                                             Commission-Division of
                                                             Investment Management, 2003.

CAROLYN F. MEAD           Vice President      (Since 2007)   Corporate Counsel of SEI           N/A                   N/A
51 yrs. old               and Assistant                      since 2007; Associate,
                            Secretary                        Stradley, Ronon, Stevens &
                                                             Young 2004-2007; Counsel,
                                                             ING Variable Annuities,
                                                             1999-2002.

JAMES NDIAYE              Vice President      (Since 2004)   Employed by SEI Investments        N/A                   N/A
40 yrs. old               and Assistant                      Company since 2004. Vice
                            Secretary                        President, Deutsche Asset
                                                             Management from 2003-2004.
                                                             Associate, Morgan, Lewis &
                                                             Bockius LLP from 2000-2003.
                                                             Counsel, Assistant Vice
                                                             President, ING Variable
                                                             Annuities Group from
                                                             1999-2000.

TIMOTHY D. BARTO          Vice President      (Since 2000)   General Counsel, Vice              N/A                   N/A
40 yrs. old               and Assistant                      President and Secretary of
                            Secretary                        SEI Investments Global Funds
                                                             Services since 1999;
                                                             Associate, Dechert (law
                                                             firm) from 1997-1999;
                                                             Associate, Richter, Miller &
                                                             Finn (law firm) from
                                                             1994-1997.

ANDREW S. DECKER           AML Officer        (Since 2008)   Compliance Officer and             N/A                   N/A
45 yrs. old                                                  Product Manager, SEI,
                                                             2005-2008. Vice President,
                                                             Old Mutual Capital,
                                                             2000-2005. Operations
                                                             Director, Prudential
                                                             Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                       40 & 41

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on August 12, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fees and other aspects of the Advisory Agreement. Among other things, the representatives provided a firm overview, discussing its investment philosophy, continuity of senior management and emphasis on compliance. The Adviser's representatives then reviewed the Adviser's growth in assets under management and provided an overview of the Adviser's personnel and compensation structure. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the performance of each Fund over various periods and since each Fund's inception. The Board also compared each Fund's performance to its respective benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds, focusing on investment approach and general economic factors. Based on this information, the Board concluded that each Fund's performance was favorable relative to their respective benchmark over various periods of time and was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the profits realized by the Adviser from its relationship with the Funds. The Trustees considered the information provided and concluded such profit was not excessive. The Trustees also reviewed reports comparing the

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

expense ratio and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees, were either within the range of or lower than average advisory fees paid by similarly managed mutual funds and were the result of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to any Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2008

NOTICE TO SHAREHOLDERS (UNAUDITED)

FEDERAL INCOME TAX INFORMATION

                                                      QUALIFYING
                                                          FOR
                                                      CORPORATE                                   SHORT TERM
            LONG TERM                                  DIVIDENDS  QUALIFYING  FOREIGN   INTEREST   CAPITAL
             CAPITAL       ORDINARY                      REC.      DIVIDEND     TAX     RELATED      GAIN
              GAIN         INCOME          TOTAL       DEDUCTION   INCOME      CREDIT   DIVIDEND   DIVIDENDS
           DISTRIBUTON  DISTRIBUTIONS  DISTRIBUTIONS      (1)        (2)         (3)      (4)        (5)
           -----------  -------------  -------------  -----------  ----------  -------  --------  ----------
ACADIAN
EMERGING
MARKETS
PORTFOLIO    82.45%        17.55%         100.00%        0.00%       34.28%     8.59%    0.92%      100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Portfolio to designate the maximum amount permitted by the law.

(3) Foreign tax credit pass thru represents the amount eligible for the foreign tax credit and is reflected as a percentage of net investment income distributions.

     Your Portfolio intends to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2008, the total amount of gross foreign source income was $30,369,412. The total amount of foreign taxes paid was $3,950,621. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

(4) The percentage in this column represents the amount of "Interest Related Dividend" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after January 1, 2010.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                          Acadian Asset Management LLC
                             One Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-AR-001-0700

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.